SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other operating expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Write-off of deferred offering costs	$ 1,683